Tidal Trust I

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204

June 18, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Tidal Trust I (the “Trust”)
File Nos. 333-227298, 811-23377

To the Commission:

Pursuant to Rule 485(a)(1) of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust to make material changes to the Aztlan North America Nearshoring Stock Selection ETF’s principal investment strategies in connection with revisions to Aztlan North America Nearshoring Price Return Index guidelines and methodology, is Post-Effective Amendment No. 271 under the 1933 Act and Amendment No. 272 (the “Amendment”) under the 1940 Act to the Trust’s Registration Statement on Form N-1A.

If you have any questions or require further information, please contact Michael Pellegrino at (262) 318-8442 or mpellegrino@tidalfg.com.

Sincerely,

/s/ Michael Pellegrino

Michael Pellegrino

General Counsel

Tidal Investments LLC